Income Taxes (Schedule of Deferred Tax Assets and Liabilties) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Deferred tax assets, Allowance for loan losses	$ 1,775	$ 1,603
Deferred tax assets, Deferred compensation	766	775
Deferred tax assets, Core deposit intangible	278	232
Deferred tax assets, Prepaid expenses	90	125
Deferred tax assets, Pension liability	263	384
Deferred tax assets, Foreclosed real estate valuance allowance	20	7
Deferred tax assets, AMT tax credit carryforward	260	260
Deferred tax assets, Net operating loss carryforward	1,173	1,249
Deferred tax assets, Net unrealized loss on securities	1,477	808
Deferred tax assets, Other	95	92
Total Deferred Tax Assets	6,197	5,535
Deferred tax liabilities, Premises and equipment	223	210
Deferred tax liablities, Deferred loan fees	186	142
Deferred tax liabilities, Net unrealized gain on pension liability	43	99
Deferred tax liabilities, Purchase price adjustment	321	303
Total Deferred Tax Liabilities	773	754
Net Deferred Tax Asset	$ 5,424	$ 4,781